SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Percentage of owned subsidiaries	100.00%	100.00%
Property, Plant and Equipment, Estimated Useful Life	3 years	3 years
Minimum [Member] | Patents [Member]
Intangible Assets Estimated Useful Life	10 years	10 years
Minimum [Member] | Software [Member]
Intangible Assets Estimated Useful Life	3 years	3 years
Minimum [Member] | Machinery and equipment [Member]
Property, Plant and Equipment, Estimated Useful Life		3 years
Maximum [Member] | Patents [Member]
Intangible Assets Estimated Useful Life	20 years	20 years
Maximum [Member] | Software [Member]
Intangible Assets Estimated Useful Life	10 years	10 years
Maximum [Member] | Machinery and equipment [Member]
Property, Plant and Equipment, Estimated Useful Life		5 years